Property, Plant and Equipment and Right of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of additional right of use assets
Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value
At January 1, 2021	5,359	434	504	666	6,963
Additions	255	131	158	675	1,219
Disposals			(2)		(2)
Exchange rate difference arising	(329)	4	13		(312)
Gross value at December 31, 2021	5,285	569	673	1,341	7,868

Accumulated depreciation At January 1, 2021	(4,874)	(244)	(343)	(529)	(5,990)
Additions	(277)	(64)	(103)	(77)	(521)
Disposals			2		2
Exchange rate difference arising	334	(7)	(15)		312
Accumulated depreciation at December 31, 2021	(4,817)	(315)	(459)	(606)	(6,197)
Net value at December 31, 2021	468	254	214	735	1,671

Gross value
At January 1, 2022	5,285	569	673	1,341	7,868
Additions	1,695	104	277	713	2,789
Disposals			(258)		(258)
Exchange rate difference arising	88	(4)	(5)	4	83
Gross value at December 31, 2022	7,068	669	687	2,058	10,482

Accumulated depreciation At January 1, 2022	(4,817)	(315)	(459)	(606)	(6,197)
Additions	(276)	(72)	(159)	(166)	(673)
Disposals			258		258
Exchange rate difference arising	(91)	7	3	2	(79)
Accumulated depreciation at December 31, 2022	(5,184)	(380)	(357)	(770)	(6,691)
Net value at December 31, 2022	1,884	289	330	1,288	3,791

Schedule of right-of-use assets
Thousands of $	buildings	vehicles	materials	TOTAL
Gross value
Balance at January 1, 2021	3,612	218	897	4,727
Additions	1,518			1,518
Disposals
Gross value at December 31, 2021	5,130	218	897	6,245

Accumulated depreciation
Balance at January 1, 2021	(1,177)	(87)	(729)	(1,993)
Additions	(752)	(42)	(111)	(905)
Accumulated amortization on December 31, 2021	(1,929)	(129)	(840)	(2,898)
Net value at December 31, 2021	3,201	89	57	3,347

Gross value
Balance at January 1, 2022	5,130	218	897	6,245
Additions	1,435	58	334	1,827
Exchange rate differences			(1)	(1)
Gross value on December 31, 2022	6,565	276	1,230	8,071

Accumulated depreciation
Balance at January 1, 2022	(1,929)	(129)	(840)	(2,898)
Additions	(945)	(51)	(71)	(1,067)
Exchange rate differences			(3)	(3)
Accumulated amortization on December 31, 2022	(2,874)	(180)	(914)	(3,968)
Net value at December 31, 2022	3,691	96	316	4,103

Schedule of amounts related to leases are recognized in profit & loss
Thousands of $	2022	2021	2020
Depreciation expense	1,067	905	771
Interest expense on lease liabilities	314	229	93